Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 CAH and WHT [Member] USD ($)	Dec. 31, 2014 CAH and WHT [Member] CNY	Dec. 31, 2013 CAH and WHT [Member] CNY	Dec. 31, 2014 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2014 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] CNY
Prepaid Expenses And Other Current Assets [Line Items]
Prepayments to suppliers	$ 51	317	1,141
Due from suppliers	9,405	58,357	65,181
Advances to hospitals	721	4,473	21,476
Advances to employees	1,637	10,154	10,825
Deferred costs			6,200
Consideration receivable for disposal of CAH and WHT				12,967	80,453	0
Others	4,035	25,035	15,949
Prepayments and other current assets, gross	28,816	178,789	120,772
Reserve for unrecoverable deposits	(245)	(1,522)	(9,292)
Prepayments and other current assets	28,570	177,267	111,480
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year							1,498	9,292	10,270
Provisions for the year							213	1,324	1,533
Write off of provisions							(1,535)	(9,524)	(1,533)
Foreign currency translation							69	430	(978)
Balance at end of the year							$ 245	1,522	9,292